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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3616

Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2004

Mosaic Income Trust

Mosaic Government Fund

Mosaic Intermediate Income Fund

Mosaic Funds

www.mosaicfunds.com

Portfolio Manager Review

Review of Period

In the period preceding this report, the bond market saw canceling influences, with economic growth on one side and the Federal Reserve Board's low rates on the other. At the beginning of the six-month period ended June 30, 2004, some of this tension could be seen in the movement of the benchmark 10-Year Treasury, as its yield began January at 4.25%, moved quickly up to its month high at 4.38%, dipped to 3.96% before ending the month at 4.13%. Perhaps the biggest interest-rate news for the first part of the year was the result of a small change in the periodic news releases from the Federal Reserve. Throughout 2003, the wording read "the Committee believes that policy accommodation [low rates] can be maintained for a considerable period." On January 28, the release read, "the Committee believes that it can be patient in removing its policy accommodation." These few words led to volumes of commentary, the consensus being that this was the Fed's first step in setting the stage for higher rates.

The second half of the period proved to be a challenging one for bond investors, as rates rose in anticipation of Fed action. On the last day of the quarter, June 30, the Fed did indeed raise the Fed Funds rate 25 basis points. As a result of mounting economic data, the Fed also put the markets on notice that the June increase will likely be just the first of a series of increases. Improving jobs data and fears of inflation have shown that the economy is just too strong to warrant a Fed Funds rate of 1.00% or even 1.25%. The general consensus is that a 3-4% Fed Funds rate will be required to bring policy back to neutral. However, the pace of Fed tightening will depend on upcoming economic data, and may continue well into 2005.

Outlook

Fundamentally, all signs point to a sustainable economic lift-off. After zero job growth during 2003, the U.S. economy added 1.2 million non-farm payroll jobs in the first six months of 2004. New jobs have been broad-based, with even the beleaguered manufacturing sector adding 234,000 jobs. Our indicators suggest that payroll growth will accelerate for the balance of this year and into 2005. Concerns about rising inflation appear to be justified. Higher commodity prices are working their way up the "inflation chain" and beginning to impact finished good prices. Pricing power appears to have returned to many industries and labor costs have begun to accelerate as productivity gains have moderated. Of course, in this global economy inflation is an international affair. For instance, policy changes in China have lowered growth rates to high single-digit levels, which should ease some of the pressure on commodity prices. However, even in "slow-down mode" China's economy will continue to expand, increasing demand for raw materials.

Although market fundamentals suggest interest rates are headed higher, intangible factors bear watching. Geopolitical tensions will continue to impact oil prices and weigh on global economic growth. Fears of terrorist activity, in advance of the election or Olympics, could promote a temporary "flight to quality" as summer ends. Clearly, the Fed has a tough assignment, balancing the need to return to a more neutral monetary policy while not smothering a promising economic recovery.

That said, rapid employment growth and inflation concerns persisted at the end of the period, and our expectation for a further upward adjustment in rates remains. The pace of Fed tightening, while measured at the outset, runs the risk of falling behind as the economy continues to grow, and could result in more aggressive rate adjustments ahead.

Fund Overview

Mosaic Government Fund

Mosaic Government Fund returned -0.46% for the semi-annual period ended June 30, 2004. This return was slightly lower than the fund's peers, as the Lipper Intermediate Government Fund Index fell -0.16%. This return difference largely reflects management's defensive positioning of the portfolio at a shorter duration. While this positioning was not a plus over this full six-month period, it was a plus over the final three months of the period, when the fund outperformed its peers by a little more than 0.50%. This is an indication of how the Fund's short duration can be a benefit during periods when interest rates are rising. If interest rates rise over the ensuing months, shareholders will continue to see the benefits, since shorter bonds will retain their value far better than longer bonds. The Fund's 30-day SEC yield at period end was 1.95%.

Mosaic Government was heavily weighted towards government agency notes, whose added yields over Treasuries (spreads) continued to appeal to management. The fund's largest positions during this six-month period were short to intermediate duration bonds issued by Freddie Mac and Fannie Mae.

Mosaic Intermediate Income Fund

Mosaic Intermediate Income Fund returned -0.08% for the six months ended June 30, 2004. Over the same period, the Lipper Intermediate Investment Grade Index was up 0.02%. The small performance gap was largely a duration story, as the fund's shorter maturity was a net negative for the first quarter of 2004, yet was a relative positive over the second quarter. During the second three months of the period, the fund outperformed its peer group by some 0.60%, almost balancing the underperformance during the first quarter of the year. At period end, the fund's duration was 2.69 years, while its 30-day SEC yield was 2.93%

The bulk of the fund was invested in high-quality, intermediate corporate bonds throughout the period, with much of the remainder in government agency securities. Intermediate Income can invest as much as 35% in lower-rated securities. While high-yield bonds were strong performers in 2003, they were less attractive over the past six months, and bond funds specializing in high yields saw net losses over the second quarter of 2004, as tracked by the Lipper High Current Yield Bond Index. Bb bonds, the lowest rated bonds in the portfolio, began the period as 10.6% of holdings and ended the period at 8.5%, reflecting management's continued concern over taking excessive risks in an uncertain economy.

Looking forward, we continue to believe that a recovering economy will be a positive for corporate bonds. Corporate bond yields retain a yield advantage as well, which we expect will help overall returns and mitigate the effect of rising rates on our holdings. A more stable economy and interest rate environment will improve the prospects of lower-rated bonds, which we foresee playing a larger role in the fund's portfolio in the future.

Government Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody's	S&P
		US GOVERNMENT & AGENCY OBLIGATIONS: 96.2% of net assets
		US GOVERNMENT AGENCY NOTES: 67.3%
Aaa	AAA	Fannie Mae, 6.5%, 8/15/04	$100,000	$100,641
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	400,000	413,096
Aaa	AAA	Fannie Mae, 5.75%, 6/15/05	350,000	362,070
Aaa	AAA	Fannie Mae, 6%, 12/15/05	300,000	314,506
Aaa	AAA	Fannie Mae, 3.05%, 7/20/07	200,000	197,980
Aaa	AAA	Fannie Mae, 4%, 12/15/08	250,000	247,573
Aaa	AAA	Fannie Mae, 5.5%, 10/18/11	200,000	201,681
Aaa	AAA	Federal Home Loan Bank, 3.875%, 8/22/08	200,000	198,528
Aaa	AAA	Freddie Mac, 6.875%, 1/15/05	230,000	236,339
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07	150,000	155,787
Aaa	AAA	Freddie Mac, 3.5%, 9/15/07	350,000	349,267
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	261,147
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	425,000	443,674

		US TREASURY NOTES: 16.1%
Aaa	AAA	US Treasury Notes, 5.875%, 11/15/05	400,000	419,047
Aaa	AAA	US Treasury Notes, 4.625%, 5/15/06	400,000	414,297

		MORTGAGE BACKED SECURITIES: 12.8%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	138,429	142,113
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	70,068	73,031
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	63,657	66,350
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	101,578	103,916
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09	59,952	63,488
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17	104,742	107,320
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32	66,091	68,955
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27	35,982	38,301
		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $4,963,848)		$4,979,107
		REPURCHASE AGREEMENT: 2.8% of net assets
		With Morgan Stanley and Company issued 6/30/04 at 1.12%, due 7/1/04, collateralized by $165,519 in United States Treasury Notes due 8/15/22. Proceeds at maturity are $146,005 (Cost $146,000).		146,000
		TOTAL INVESTMENTS: 99.0% of net assets (Cost $5,109,848)		$5,125,107
		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		51,828
		NET ASSETS: 100%		$5,176,935

Intermediate Income Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody's	S&P
		CORPORATE DEBT SECURITIES: 70.5% of net assets
		CONSUMER STAPLES: 6.1%
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07	$150,000	$157,287
A3	BBB+	Kraft Foods Inc., 4.625% 11/1/06	200,000	204,900
		ENERGY: 5.6%
Baa1	BBB+	Occidental Petroleum, 7.375%, 11/15/08	200,000	224,023
Baa3	BBB	Oryx Energy Company, 8.125%, 10/15/05	100,000	105,345
		FINANCIALS: 9.0%
A3	A	Countrywide Home Loan, 5.625% 5/15/07	150,000	157,412
A1	A	Household Finance Co., 7.875%, 3/1/07	150,000	165,828
A1	AA-	International Lease Finance, 5.75%, 10/15/06	200,000	210,681
		HEALTH CARE: 2.3%
Ba3	BB+	Amerisourcebergen Co., 8.125%, 9/1/08	125,000	135,312
		INDUSTRIAL: 20.2%
Ba3	BB+	American Standard, 7.375%, 2/1/08	175,000	189,875
A2	A	CIT Group Inc., 5.75%, 9/25/07	150,000	158,194
Baa1	BBB+	Chevron Phillips, 5.375%, 6/15/07	200,000	208,404
A3	BBB	Daimler Chrysler, 6.4%, 5/15/06	150,000	157,944
BBB-	A3	Ford Motor Credit, 6.875%, 2/1/06	150,000	157,393
Ba1	BBB-	Lear Corp., 8.11%, 5/15/09	140,000	159,629
Ba1	BB+	YUM! Brands Inc., 7.65%, 5/15/08	150,000	167,627
		INSURANCE: 8.5%
Baa1	BBB	Harleysville Group, 5.75%, 7/15/13	150,000	139,554
Baa3	BBB-	Markel Corp., 6.8%, 2/15/13	150,000	156,002
A1	A	MGIC Investment Corp., 6.0%, 3/15/07	200,000	211,724
		RETAILERS-APPAREL: 6.0%
Ba2	BB+	Gap Inc., 6.9%, 9/15/07	150,000	162,375
A3	A-	Kohl's Corp., 6.7%, 2/1/06	185,000	195,427
		TECHNOLOGY: 5.2%
A3	A-	Hewlett-Packard Co., 3.625%, 3/15/08	100,000	98,883
Baa1	BBB	Lexmark International, 6.75%, 5/15/08	200,000	210,809
		TELECOMMUNICATIONS: 7.1%
Baa3	BBB	AT&T Broadband, 8.375%, 3/15/13	$181,000	$212,823
Baa3	BBB-	Sprint Capital Corp., 6.125%, 11/15/08	200,000	210,424
		UTILITIES: 0.5%
A2	BBB+	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	28,610
		TOTAL CORPORATE DEBT SECURITIES (Cost $4,083,038)		$4,186,485
		COLLATERALIZED MORTGAGE OBLIGATIONS: 1.6% of net assets
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32	94,270	97,375
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,251)		$97,375
		US GOVERNMENT & AGENCY OBLIGATIONS: 25.0% of net assets
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	250,000	258,185
Aaa	AAA	Fannie Mae, 6.0%, 12/15/05	300,000	314,506
Aaa	AAA	Fannie Mae, 3.05%, 7/20/07	500,000	494,949
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	200,000	200,373
Aaa	AAA	US Treasury Note, 4.625%, 5/15/06	200,000	207,149
		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,481,097)		$1,475,162
		REPURCHASE AGREEMENT: 0.6% of net assets
		With Morgan Stanley and Company issued 6/30/04 at 1.12%, due 7/1/04, collateralized by $44,214 in United States Treasury Notes due 8/15/22. Proceeds at maturity are $39,001 (Cost $39,000).		39,000
		TOTAL INVESTMENTS: 97.7% of net assets (Cost $5,697,386)		$5,798,022
		CASH AND RECEIVABLES LESS LIABILITIES: 2.3% of net assets		138,734
		NET ASSETS: 100%		$5,936,756

Notes to the Portfolio of Investments:
* – Unaudited;  Moody's – Moody's Investors Services, Inc.;  S&P – Standard & Poor's Corporation

Statements of Assets and Liabilities (unaudited)

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
ASSETS
Investments, at value (Notes 1 and 2)
Investment securities	$4,979,107	$5,759,022
Repurchase agreements	146,000	39,000
Total investments*	5,125,107	5,798,022
Cash	728	8,325
Receivables
Investment securities sold	--	--
Interest	52,937	80,626
Capital shares sold	--	54,102
Total assets	5,178,772	5,941,075
LIABILITIES
Payables
Dividends	968	1,983
Capital shares redeemed	200	1,667
Independent trustee and auditor fees	669	669
Total liabilities	1,837	4,319
NET ASSETS (Note 7)	$5,176,935	$5,936,756
CAPITAL SHARES OUTSTANDING	509,551	901,331
NET ASSETS VALUE PER SHARE	$10.16	$6.59
*INVESTMENT SECURITIES, AT COST	$5,109,848	$5,697,386

Statements of Operations (unaudited)
For the six-months ended June 30, 2004

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
INVESTMENT INCOME (Note 1)
Interest income	$ 109,444	$ 140,182
EXPENSES (Notes 3 and 5)
Investment advisory fees	16,551	19,416
Other expenses	13,113	13,310
Independent trustee and auditor fees	669	669
Total Expenses	30,333	33,395
NET INVESTMENT INCOME	$ 79,111	$ 106,787
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	534	55,633
Change in net unrealized depreciation of investments	(103,188)	(162,856)
NET LOSS ON INVESTMENTS	$ (102,654)	$ (107,223)
TOTAL DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ (23,543)	$ (436)

Statements of Changes in Net Assets (unaudited)
For the period indicated

	GOVERNMENT FUND		INTERMEDIATE INCOME FUND
	(unaudited) Period Ended June 30, 2004	Year Ended Dec. 31, 2003	(unaudited) Period Ended June 30, 2004	Year Ended Dec. 31, 2003
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 79,111	$ 182,863	$ 106,787	$ 252,044
Net realized gain (loss) on investments	534	27,355	55,633	112,890
Net unrealized appreciation on investments	(103,188)	(148,067)	(162,856)	(63,997)
Total increase in net assets resulting from operations	(23,543)	62,151	(436)	300,937
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(79,111)	(182,863)	(106,787)	(252,044)
CAPITAL SHARE TRANSACTIONS (Note 8)	(75,928)	(462,703)	(383,653)	(460,625)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(178,582)	(583,415)	(490,876)	(411,732)
NET ASSETS
Beginning of period	$5,355,517	$5,938,932	$6,427,632	$6,839,364
End of period	$5,176,935	$5,355,517	$5,936,756	$6,427,632

UNDISTRIBUTED NET INVESTMENT INCOME	$ --	$ --	$ --	$ --

Financial Highlights
(Selected data for a share outstanding throughout each year indicated)

GOVERNMENT FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.36	$10.58	$10.24	$9.97	$9.54
Investment operations:
Net investment income	0.15	0.35	0.41	0.48	0.51
Net realized and unrealized gain (loss) on investments	(0.20)	(0.22)	0.34	0.27	0.43
Total from investment operations	(0.05)	0.13	0.75	0.75	0.94
Less distributions from net investment income	(0.15)	(0.35)	(0.41)	(0.48)	(0.51)
Net asset value, end of period	$10.16	$10.36	$10.58	$10.24	$9.97
Total return (%)	(0.46)	1.24	7.45	7.62	10.19
Ratios and supplemental data
Net assets, end of period (thousands)	$5,177	$5,356	$5,939	$5,282	$5,149
Ratio of expenses to average net assets (%)	1.14[1]	1.15	1.14	1.15	1.15
Ratio of net investment income to average net assets (%)	2.97[1]	3.32	3.92	4.67	5.31
Portfolio turnover (%)	21	31	44	34	33

INTERMEDIATE INCOME FUND

	(unaudited) Six-Months Ended June 30,	Year Ended December 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$6.71	$6.66	$6.67	$6.48	$6.31
Investment operations:
Net investment income	0.12	0.25	0.30	0.37	0.40
Net realized and unrealized gain (loss) on investments	(0.12)	0.05	(0.01)	0.19	0.17
Total from investment operations	--	0.30	0.29	0.56	0.57
Less distributions from net investment income	(0.12)	(0.25)	(0.30)	(0.37)	(0.40)
Net asset value, end of period	$6.59	$6.71	$6.66	$6.67	$6.48
Total return (%)	(0.08)	4.63	4.56	8.81	9.49
Ratios and supplemental data
Net assets, end of period (thousands)	$5,937	$6,428	$6,839	$6,267	$4,286
Ratio of expenses to average net assets (%)	1.07[1]	1.08	1.07	1.07	1.08
Ratio of net investment income to average net assets (%)	3.42[1]	3.76	4.61	5.61	6.43
Portfolio turnover (%)	24	36	54	28	18

1Annualized.

Notes to Financial Statements (unaudited)

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds (the "Funds") whose objective is to receive and distribute bond income. The Government Fund invests in securities of the U. S. Govern-ment and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as "B" by Moody's Investors Service, Inc. or Standard & Poor's Corporation. A third Mosaic Income Trust portfolio, available to certain institutional investors (as defined in the fund's prospectus) presents its financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their closing bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains: Net invest-ment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gains distributions, if any, are declared and paid annually at year end.

The tax character of distributions paid during 2003 and 2002 was as follows:

	2003	2002
Government Fund:
Distributions paid from
Ordinary Income	$182,863	$218,496
Intermediate Income Fund:
Distributions paid from
Ordinary Income	$252,044	$309,712

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Government Fund:
Accumulated net realized losses	$(124,707)
Net unrealized appreciation on investments	15,259
$(109,448)
Intermediate Income Fund:
Accumulated net realized losses	$(997,931)
Net unrealized appreciation on investments	100,636
$(897,295)

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Trust to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2003, the Government and Intermediate Income Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Intermediate Income Fund
December 31, 2004	$44,628	$ --
December 31, 2005	64,210	--
December 31, 2006	--	221,284
December 31, 2007	9,847	486,268
December 31, 2008	5,458	89,747
December 31, 2009	--	12,901
December 31, 2010	--	243,364

Due to inherent differences in the recognition of income, expenses, and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between financial and tax basis reporting for the 2003 fiscal year have been identified and appropriately reclassified. In the Government Fund, permanent differences relating to the expiration of capital loss carryover totaling $59,684 were reclassified from accumulated net realized losses to net paid in capital on shares of beneficial interest.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2004, the Government Fund has approximately a 0.1% interest and the Intermediate Income Fund has approximately a 0.4% interest in the consolidated repurchase agreement of $33,038,000 collateralized by $37,454,943 in United States Treasury Notes. Proceeds at maturity are $33,039,028.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively "the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of each of the Funds; the fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2004 were as follows:

	Purchases	Sales
Government Fund:
U.S. Gov't Securities	$1,057,631	$1,092,311
Other	--	--
Intermediate Income Fund:
U.S. Gov't Securities	$502,225	$798,249
Other	$926,896	$887,671

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. Through May 13, 2004, this percentage was 0.52% for the Government Fund and 0.45% for the Intermediate Income Fund. These fees are accrued daily and paid monthly.

Effective May 13, 2004, the Trust began paying the expenses of the Trust's Independent Trustees and auditors ("Independent Service Providers") directly. Therefore, the Trust reduced the amount of fees paid to the Advisor prior to May 13, 2004 by the amounts paid directly to the Independent Service Providers. Through June 30, 2004, the reduced services fee was as follows: 0.43% for the Government Fund and 0.37% for the Intermediate Income Fund. The amounts paid by each fund directly for Independent Service Provider fees was $669 and $669 for the Government and Intermediate Income Funds, respectively.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2004:

	Government Fund	Intermediate Income Fund
Aggregate Cost	$5,109,848	$5,697,386
Gross unrealized appreciation	59,107	141,619
Gross unrealized depreciation	(43,848)	(40,983)
Net unrealized appreciation	$15,259	$100,636

7. Net Assets. At June 30, 2004, net assets include the following:

	Government Fund	Intermediate Income Fund
Net paid in capital on shares of beneficial interest	$5,286,383	$6,834,051
Accumulated net realized losses	(124,707)	(997,931)
Net unrealized appreciation on investments	15,259	100,636
Total net assets	$5,176,935	$5,936,756

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

	(unaudited) Period Ended June 30,	Year Ended Dec. 31,
Government Fund	2004	2003
In Dollars
Shares sold	$ 223,856	$ 563,828
Shares issued in reinvestment of dividends	73,195	170,488
Total shares issued	297,051	734,316
Shares redeemed	(372,979)	(1,197,019)
Net decrease	$ (75,928)	$ (462,703)

In Shares
Shares sold	21,619	53,363
Shares issued in reinvestment of dividends	7,109	16,279
Total shares issued	28,728	69,642
Shares redeemed	(36,129)	(114,189)
Net decrease	(7,401)	(44,547)

Intermediate Income Fund	(unaudited) Period Ended June 30, 2004	Year Ended Dec. 31, 2003
In Dollars
Shares sold	$ 420,451	$ 988,002
Shares issued in reinvestment of dividends	94,590	220,413
Total shares issued	515,041	1,208,415
Shares redeemed	(898,694)	(1,669,040)
Net decrease	$ (383,653)	$ (460,625)

In Shares
Shares sold	62,935	146,878
Shares issued in reinvestment of dividends	14,154	32,8592
Total shares issued	77,089	179,737
Shares redeemed	(134,123)	(248,332)
Net decrease	(57,034)	(68,595)

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in any fund's portfolios. These policies are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. You can also call this number to obtain, without charge, upon request, information regarding how any fund voted proxies relating to a portfolio security during the most recent 12-month period ended June 30. Both the Trust's proxy voting policies and the information about how any fund voted proxies may also be obtained by visiting the Securities and Exchange Commission web site at http://www.sec.gov. The Trust will respond to shareholder requests for copies of our proxy voting policies and each fund's proxy voting record within three business days of request by first-class mail or other means designed to ensure prompt delivery.

SEMI-ANNUAL REPORT
(Unaudited)

June 30, 2004

Mosaic Income Trust

Mosaic Institutional Bond Fund

Contents

Portfolio Manager Review	1
Review of Period	1
Outlook	1
Fund Overview	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	6

Portfolio Manager Review

Review of Period

In the period preceding this report, the bond market saw canceling influences, with economic growth on one side and the Federal Reserve Board's low rates on the other. At the beginning of the six-month period ended June 30, 2004, some of this tension could be seen in the movement of the benchmark 10-Year Treasury, as its yield began January at 4.25%, moved quickly up to its month high at 4.38%, dipped to 3.96% before ending the month at 4.13%. Perhaps the biggest interest-rate news for the first part of the year was the result of a small change in the periodic news releases from the Federal Reserve. Throughout 2003, the wording read "the Committee believes that policy accommodation [low rates] can be maintained for a considerable period." On January 28, the release read, "the Committee believes that it can be patient in removing its policy accommodation." These few words led to volumes of commentary, the consensus being that this was the Fed's first step in setting the stage for higher rates.

The second half of the period proved to be a challenging one for bond investors, as rates rose in anticipation of Fed action. On the last day of the quarter, June 30, the Fed did indeed raise the Fed Funds rate 25 basis points. As a result of mounting economic data, the Fed also put the markets on notice that the June increase will likely be just the first of a series of increases. Improving jobs data and fears of inflation have shown that the economy is just too strong to warrant a Fed Funds rate of 1.00% or even 1.25%. The general consensus is that a 3-4% Fed Funds rate will be required to bring policy back to neutral. However, the pace of Fed tightening will depend on upcoming economic data, and may continue well into 2005.

Outlook

Fundamentally, all signs point to a sustainable economic lift-off. After zero job growth during 2003, the U.S. economy added 1.2 million non-farm payroll jobs in the first six months of 2004. New jobs have been broad-based, with even the beleaguered manufacturing sector adding 234,000 jobs. Our indicators suggest that payroll growth will accelerate for the balance of this year and into 2005. Concerns about rising inflation appear to be justified. Higher commodity prices are working their way up the "inflation chain" and beginning to impact finished good prices. Pricing power appears to have returned to many industries and labor costs have begun to accelerate as productivity gains have moderated. Of course, in this global economy inflation is an international affair. For instance, policy changes in China have lowered growth rates to high single-digit levels, which should ease some of the pressure on commodity prices. However, even in "slow-down mode" China's economy will continue to expand, increasing demand for raw materials.

Although market fundamentals suggest interest rates are headed higher, intangible factors bear watching. Geopolitical tensions will continue to impact oil prices and weigh on global economic growth. Fears of terrorist activity, in advance of the election or Olympics, could promote a temporary "flight to quality" as summer ends. Clearly, the Fed has a tough assignment, balancing the need to return to a more neutral monetary policy while not smothering a promising economic recovery.

That said, rapid employment growth and inflation concerns persisted at the end of the period, and our expectation for a further upward adjustment in rates remains. The pace of Fed tightening, while measured at the outset, runs the risk of falling behind as the economy continues to grow, and could result in more aggressive rate adjustments ahead.

Fund Overview

Institutional Bond Fund returned -0.13% for the semi-annual period ended June 30, 2004. This return was a bit lower than the fund's peers, as the Lipper Intermediate Investment Grade Index rose 0.02%. This performance difference was largely a duration story, as the fund retained a more conservative posture than its peers. However, within the six months the fund's defensive duration showed both the up and down sides of a shorter duration. During the first part of the year, rates worked lower and the fund underperformed. Later in the period, rates turned higher. For the second quarter of 2004, the Fund dipped -1.72%, while its peer group, which sported a longer average duration, dropped -2.43%. This is an indication of how the Fund's short duration can be a benefit during periods when interest rates are rising. If interest rates rise over the ensuing months, shareholders will continue to see the benefits, since shorter bonds will retain their value far better than longer bonds. The Fund's 30-day SEC yield at period end was 1.95%.

The Fund was weighted towards high-quality corporate bonds, with a 60.5% exposure at the end of the period. The bulk of the remainder was invested in government agency notes. Top holdings were U.S Treasury Notes maturing in 2005 and 2006 and Freddie Mac issuance maturing later this year and in 2008. The 30-day SEC yield at period end was 3.09% while the duration was 2.35 years.

Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody's	S&P
		DEBT INSTRUMENTS: 94.2% of net assets
		Corporate Obligations: 59.5%
A1	A+	American Express, 5.50%, 9/12/06	$155,000	$162,354
Aa3	A	Bank One Corp, 6.875%, 8/1/06	150,000	160,551
Aa1	AA-	Citigroup Inc, 5.75%, 5/10/06	200,000	209,622
A2	A	Coca-Cola Enterprise, 5.25%, 5/15/07	200,000	209,716
A3	A-	CONOCO Inc, 6.35%, 4/15/09	205,000	222,996
A3	A	Countrywide Home Loan, 5.625%, 5/15/07	175,000	183,647
A1	A+	First Data Corporation, 5.625%, 11/01/11	175,000	182,868
A3	BBB-	Ford Motor Credit, 6.875%, 2/1/06	150,000	157,393
Aaa	AAA	General Electric Capital Corp, 4.625%, 9/15/09	200,000	202,362
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09	185,000	201,630
A1	A	Household Finance Co, 7.875%, 3/1/07	185,000	204,521
A1	A+	IBM Corp, 4.75%, 11/29/12	150,000	146,994
A1	AA-	International Lease Finance, 5.75%, 10/15/06	200,000	210,681
A3	A-	Kohl's Corp, 6.7%, 2/1/06	190,000	200,709
Aa3	NA	Merrill Lynch, 7%, 1/15/07	200,000	215,503
Aa3	A+	Morgan Stanley Dean Witter, 6.875%, 3/1/07	170,000	184,576
Aa3	A	Nationsbank Corp, 7.5%, 9/15/06	200,000	216,905
A1	A+	SBC Communication, 5.75%, 5/2/06	185,000	193,669
A2	A+	Target Corp, 7.5%, 8/15/10	150,000	172,895
Aa3	AA	Texaco Capital Inc, 5.5%, 1/15/09	150,000	158,082
A2	A	Texas Instruments, 6.125%, 2/1/06	160,000	168,072
Aa2	A+	Wells Fargo & Co, 6.875%, 4/1/06	200,000	213,419
A1	A	WPS Resources Corp, 7%, 11/1/09	150,000	167,335
		US Government & Agency Obligations: 34.7%
Aaa	AAA	Fannie Mae, 7.125%, 2/15/05	290,000	299,495
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07	300,000	314,063
Aaa	AAA	Freddie Mac, 6.25%, 7/15/04	560,000	561,045
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08	425,000	419,364
Aaa	AAA	US Treasury Notes, 5.875%,11/15/05	300,000	314,285
Aaa	AAA	US Treasury Notes, 4.625%,5/15/06	600,000	621,446
		TOTAL DEBT INSTRUMENTS (Cost $6,809,066)		$6,876,198
		REPURCHASE AGREEMENT: 4.3% of net assets With Morgan Stanley and Company issued 6/30/04 at 1.12%, due 7/1/04, collateralized by $357,113 in United States Treasury Notes due 8/15/22. Proceeds at maturity are $315,010. (Cost $315,000)		315,000
		TOTAL INVESTMENTS: 98.5% of net assets (Cost $7,124,066)		$7,191,198
		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		108,126
		NET ASSETS: 100%		$7,299,324

Notes to the Portfolio of Investments:

* – Unaudited;  Moody's – Moody's Investors Services, Inc.;  S&P – Standard & Poor's Corporation

Statement of Assets and Liabilities (unaudited)

ASSETS
Investments, at value (Note 1 and 2)
Investment securities	$6,876,198
Repurchase agreements	315,000
Total investments*	7,191,198
Cash	123
Receivables
Dividends and interest	108,672
Total assets	$7,299,993
LIABILITIES
Independent trustee and auditor fees	669
NET ASSETS (Note 7)	$7,299,324
CAPITAL SHARES OUTSTANDING	708,018
NET ASSET VALUE PER SHARE	$10.31
* INVESTMENT SECURITIES, AT COST	$7,124,066

Statement of Operations (unaudited)
For the six-months ended June 30, 2004

INVESTMENT INCOME (Note 1)
Interest income	$141,396
EXPENSES (Notes 3 and 5)
Investment advisory fees	11,044
Other expenses	4,837
Independent trustee and auditor fees	669
Total Expenses	16,550
NET INVESTMENT INCOME	124,846
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	17,981
Change in net unrealized depreciation of investments	(149,720)
NET LOSS ON INVESTMENTS	(131,739)
TOTAL DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(6,893)

Statements of Changes in Net Assets
For the period indicated

	(unaudited) Period Ended June 30, 2004	Year Ended Dec. 31, 2003
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$124,846	$257,346
Net realized gain on investments	17,981	88,253
Change in net unrealized depreciation on investment	(149,720)	(123,113)
Total increase (decrease) in net assets resulting from operations	(6,893)	222,486
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(124,846)	(257,346)
CAPITAL SHARE TRANSACTIONS (Note 8)	(56,591)	524,393
TOTAL INCREASE (DECREASE) IN NET ASSETS	(188,330)	489,533
NET ASSETS
Beginning of period	$7,487,654	$6,998,121
End of period	$7,299,324	$7,487,654
UNDISTRIBUTED NET INVESTMENT INCOME	--	;--

Financial Highlights
Selected data for a share outstanding throughout each period indicated

	(unaudited) Six Months Ended June 30,	Year Ended December 31,			Period May 1, 2000 (date of inception) Through Dec. 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of period	$10.50	$10.54	$10.54	$10.22	$10.00
Investment operations:
Net investment income	0.18	0.37	0.45	0.60	0.39
Net realized and unrealized gain (loss) on investments	(0.19)	(0.04)	0.04	0.35	0.23
Total from investment operations	(0.01)	0.33	0.49	0.95	0.62
Less distributions:
From net investment income	(0.18)	(0.37)	(0.45)	(0.60)	(0.39)
From net capital gains	--	--	(0.04)	(0.03)	(0.01)
Total distributions	(0.18)	(0.37)	(0.49)	(0.63)	(0.40)
Net asset value, end of period	$10.31	$10.50	$10.54	$10.54	$10.22
Total return (%)	(0.13)	3.18	4.79	9.47	6.24
Ratios and supplemental data
Net assets, end of period (thousands)	$7,299	$7,488	$6,998	$6,325	$5,528
Ratio of expenses to average net assets (%)	0.45[1]	0.45	0.45	0.45	0.45
Ratio of net investment income to average net assets (%)	3.37[1]	3.53	4.28	5.68	6.74
Portfolio turnover (%)	10	38	30	68	36

1Annualized.

Notes to Financial Statements (unaudited)

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment manage-ment company. The Trust currently offers three portfolios, each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Mosaic Institutional Bond Fund (the "Fund"), which commenced operations May 1, 2000. Its objectives and strategies are detailed in its prospectus. The remaining two Trust portfolios present their financial information in a separate report.

Securities Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and asked prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security. Other income is accrued as earned.

Distribution of Income and Gains: Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders quarterly. Capital gains distributions, if any, are declared and paid annually at year end.

The tax character of distributions paid during 2003 and 2002 was as follows:

	2003	2002
Distributions paid from:
Ordinary Income	$257,346	$284,094
Long-term capital gains	--	17,452
Short-term capital gains	--	10,474

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized losses	$(10,113)
Net unrealized appreciation on investments	67,132
57,019

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes. As of December 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryover of $28,094 which expires on December 31, 2010.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held for safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same Advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations. As of June 30, 2004 the Institutional Bond Fund has approximately a 1.0% interest in the consolidated repurchase agreement of $33,038,000 collateralized by $37,454,943 in United States Treasury Notes. Proceeds at maturity are $33,039,028.

3. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., (collectively "the Advisor";), earns an advisory fee equal to 0.30% per annum of the average net assets of the Fund. The fees are accrued daily and are paid monthly.

4. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the six-months ended June 30, 2004 were as follows:

	Purchases	Sales
U. S. Gov't Securities	--	$300,000
Other	$ 748,413	$382,128

5. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. Through May 13, 2004, this fee was 0.15%. These fees are accrued daily and paid monthly.

Effective May 13, 2004, the Trust began paying the expenses of the Trust's Independent Trustees and auditors ("Independent Service Providers") directly. Therefore, the Trust reduced the amount of fees paid to the Advisor prior to May 13, 2004 by the amounts paid directly to the Independent Service Providers. Through June 30, 2004, the reduced services fee was 0.08% for the Institutional Bond Fund. The amount paid by the Institutional Bond Fund directly for Independent Service Provider fees was $669.

6. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are as follows as of June 30, 2004:

Aggregate Cost	$7,124,066
Gross unrealized appreciation	128,842
Gross unrealized depreciation	(61,710)
Net unrealized appreciation	$67,132

7. Net Assets. At June 30, 2004, net assets include the following:

Net paid in capital on shares of beneficial interest	$7,242,305
Accumulated net realized loss	(10,113)
Net unrealized appreciation on investments	67,132
Total Net Assets	$7,299,324

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

	(unaudited) Period Ended June 30, 2004	Year Ended Dec. 31, 2003
In Dollars
Shares sold	$29,406	$490,627
Shares issued in reinvestment of dividends	124,846	257,346
Total shares issued	154,252	747,973
Shares redeemed	(210,843)	(223,580)
Net increase (decrease)	$(56,591)	$524,393

In Shares
Shares sold	2,834	46,296
Shares issued in reinvestment of dividends	11,954	24,331
Total shares issued	14,788	70,627
Shares redeemed	(20,146)	(21,161)
Net increase (decrease)	(5,358)	49,466

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements."; Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate,"; "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in any fund's portfolios. These policies are available to you upon request and free of charge by writing to Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. You can also call this number to obtain, without charge, upon request, information regarding how any fund voted proxies relating to a portfolio security during the most recent 12-month period ended June 30. Both the Trust's proxy voting policies and the information about how any fund voted proxies may also be obtained by visiting the Securities and Exchange Commission web site at http://www.sec.gov. The Trust will respond to shareholder requests for copies of our proxy voting policies and each fund's proxy voting record within three business days of request by first-class mail or other means designed to ensure prompt delivery.

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
Mosaic Investors Fund
Mosaic Balanced Fund
Mosaic Mid-Cap Fund
Mosaic Foresight Fund

Mosaic Income Trust
Mosaic Government Fund
Mosaic Intermediate Income Fund
Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust
Mosaic Arizona Tax-Free Fund
Mosaic Missouri Tax-Free Fund
Mosaic Virginia Tax-Free Fund
Mosaic Tax-Free National Fund

Mosaic Government Money Market

For more complete information on any Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS
Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3600

550 Science Drive
Madison, Wisconsin 53711

Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3616

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 10. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: August 9, 2004

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 9, 2004